     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 31, 2006
                                                               FILE NO. 33-68666
                                        INVESTMENT COMPANY ACT FILE NO. 811-8004

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

                                   ----------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     PRE-EFFECTIVE AMENDMENT NO.                                             [X]

     POST-EFFECTIVE AMENDMENT NO. 68                                         [ ]

          AND/OR                                                             [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

     AMENDMENT NO. 70                                                        [X]

                                   ----------

                                 ABN AMRO FUNDS
                        FORMERLY KNOWN AS ALLEGHANY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                   ----------

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
          (Address of Principal Executive Offices, including Zip Code)
       Registrant's Telephone Number, Including Area Code: (312) 884-2139

                         KENNETH C. ANDERSON, PRESIDENT
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

                                   ----------

                                   COPIES TO:

                                CATHY G. O'KELLY
                     VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b); or

[X]  30 days after filing pursuant to paragraph (b)(1)(iii); or

[ ]  60 days after filing pursuant to paragraph (a)(1); or

[ ]  on (date) pursuant to paragraph (a)(1); or

[ ]  75 days after filing pursuant to paragraph (a)(2); or

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 67 to the Registrant's Registration Statement filed under rule 485(a) of the Securities Act of 1933. Parts A, B, and C to this Amendment to the Registration Statement are incorporated herein by reference to Post-Effective Amendment. No. 67 under the Securities Act of 1933, as amended, and Amendment No. 69 under the Investment Company Act of 1940, as filed with the Commission on July 3, 2006.

================================================================================

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, ABN AMRO Funds, certifies that it meets all of the requirement for the effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 31st day of August, 2006.

                                        ABN AMRO Funds


                                        By /s/ Kenneth C. Anderson
                                           -------------------------------------
                                           Kenneth C. Anderson, President &
                                           Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of ABN AMRO Funds has been signed below by the following persons in the following capacity and on the 31st day of August, 2006.

              SIGNATURE                               CAPACITY
              ---------                               --------


/s/ Stuart D. Bilton*                       Chairman, Board of Trustees
-------------------------------------
Stuart D. Bilton


/s/ Nathan Shapiro*                                   Trustee
-------------------------------------
Nathan Shapiro


/s/ Gregory T. Mutz*                                  Trustee
-------------------------------------
Gregory T. Mutz


/s/ Leonard F. Amari*                                 Trustee
-------------------------------------
Leonard F. Amari


/s/ Robert A. Kushner*                                Trustee
-------------------------------------
Robert A. Kushner


/s/ Robert B. Scherer*                                Trustee
-------------------------------------
Robert B. Scherer


/s/ Denis Springer*                                   Trustee
-------------------------------------
Denis Springer


/s/ Julian Ide*                                       Trustee
-------------------------------------
Julian Ide


/s/ Kenneth C. Anderson                               President
-------------------------------------       (Principal Executive Officer)
Kenneth C. Anderson


/s/ Gerald F. Dillenburg                Secretary, Treasurer and Senior Vice   August 31, 2006
-------------------------------------    President (Chief Financial Officer,
Gerald F. Dillenburg                     Chief Operating Officer and Chief
                                                 Compliance Officer)



/s/ Gerald F. Dillenburg                          Attorney-in-Fact             August 31, 2006
-------------------------------------
Gerald F. Dillenburg

----------
* Signed by Gerald F. Dillenburg pursuant to a Power of Attorney previously filed.